Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Current Liabilities
9. Accrued Expenses and Other Current Liabilities

	December 31, 2023	December 31, 2022
Accrued legal	$—	$2,198
Accrued professional fees	275	460
Accrued GEM facility commitment fee	4,000	—
Accrued contingency fee	199	—
Accrued wages and benefits	1,298	250
Other accrued expenses and other current liabilities	515	267

Total accrued expenses and other current liabilities	$6,287	$3,175